Summary of Significant Accounting Policies (Narratve - Stock Based Comp) (Details)	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2012 Long-Term Incentive Program (LTIP) Performance Shares	Oct. 31, 2012 Chief Executive Officer	Jan. 31, 2004 Chief Executive Officer	Dec. 31, 2012 Chief Executive Officer	Dec. 31, 2012 Chief Executive Officer Performance Shares	Dec. 31, 2010 TSR awards Prior to 2011 Performance Shares	Dec. 31, 2012 TSR awards 2011-2013 performance period Performance Shares	Dec. 31, 2012 TSR awards 2012-2014 performance period Performance Shares	Dec. 31, 2012 FCF award 2011-2013 performance period Performance Shares	Dec. 31, 2012 FCF award 2012-2014 performance period Performance Shares	Dec. 31, 2012 EPS awards 2011-2013 performance period Performance Shares	Dec. 31, 2012 EPS awards 2012-2014 performance period Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award
RSU awards vesting period		4 years
LTIP awards requisite service period			3 years				2 years
Performance measurement basis, percent						50.00%		50.00%	20.00%	20.00%	40.00%	40.00%	40.00%	40.00%
Options granted	1,440,000			1,440,062	325,000